Property, Plant and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, net
Depreciation expenses	$ 6,519	$ 199,009	$ 229,431